Equipment, net	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Equipment, net

7. Equipment, net

Equipment, net consisted of the following:

	As of June 30,
	2025	2026
Equipment	$29,944	$29,198
Total	29,944	29,198
Less: accumulated depreciation	(10,344)	(16,358)
Net carrying amount	$19,600	$12,840

Depreciation expenses for the years ended June 30, 2025 and 2026 were $6,234 and $6,760, respectively.